ACQUISITIONS	12 Months Ended
Dec. 31, 2013
ACQUISITIONS [Abstract]
ACQUISITIONS
NOTE 3:-	ACQUISITIONS

Acquisition in 2013:

On December 18, 2013 ("Closing Date"), the Company completed, through the Company's wholly owned subsidiary, Attunity Inc., the acquisition of 100% of the shares of Hayes Technology Group, Inc. ("Hayes"), a U.S.-based provider of data replication software solutions for SAP environments. The results of operations of Hayes are included in the consolidated financial statements from the Closing Date. The total consideration is composed as follows:

•	$ 4,500 in cash;
•
185,000 ordinary shares of the Company for total fair value of $1,547, out of which 123,500 shares issued on Closing Date and 61,500 shares are held-back and not issued for one year to secure indemnity claims. The held-back shares were recorded at fair market value of $503 under purchase obligations; and

•
Milestone-based contingent payments in a total of up to $4,200, out of which up to $2,100 is payable in early 2015 and up to $2,100 is payable in early 2016. The contingent payments are payable pro-rata, provided that at least 75% of the applicable milestone target is met and have a catch-up mechanism in 2015. In connection with this contingent payment consideration, the Company initially recorded at the Closing Date, an estimated liability of $3,251, and is presented in the consolidated balance sheet as of December 31, 2013 at the amount of $3,280.

In addition, the Company incurred acquisition related costs in a total amount of $505, which are included in general and administrative expenses for the year 2013. Acquisition related costs include legal, accounting fees and other external costs directly related to the acquisition.

The main reason for this acquisition was to penetrate into the large SAP markets and leverage the synergy of the technologies of both companies and to benefit from a wide customer base. Accordingly, a significant amount of the acquisition consideration was recorded as goodwill due to the synergies with Hayes.

Purchase price allocation:

Under business combination accounting, the total purchase price was allocated to Hayes's net tangible and intangible assets based on their estimated fair values as set forth below. The excess of the purchase price over the net tangible and identifiable intangible assets was recorded as goodwill.

Net assets (including cash of $337)	$733
Deferred revenues	(366)
Intangible assets	4,384
Goodwill	4,547

Total purchase price	$9,298

In performing the purchase price allocation, the Company considered, among other factors, analysis of historical financial performance, highest and best use of the acquired assets and estimates of future performance of Hayes's products. In its allocation, the Company also considered the fair value of intangible assets based on a market participant approach to valuation performed by a third party valuation firm using an income approach and estimates and assumptions provided by management. The following table sets forth the components of intangible assets associated with the Hayes acquisition:

Fair value

Core technology (1)	$3,596
Customer relationships (2)	564
Non-Competition agreement (3)	224

Total intangible assets	$4,384

(1)
Core technology represents a combination of Hayes processes and trade secrets related to the design and development of its products. This proprietary know-how can be leveraged to develop new technology and improve the Company products and is amortized over 6 years using the accelerated method.

(2)	Customer relationships represent the underlying relationships and agreements with Hayes's installed customer base and are amortized over 9 years using the accelerated method.

(3)
The amount assigned to the non-competition agreement relates to the non-competition agreement that the Company entered into with the founder of Hayes for a period of four years, which is amortized on a straight line basis over four years.

The following unaudited condensed combined pro forma information for the years ended December 31, 2013 and 2012, gives effect to the acquisition of Hayes as if the acquisition had occurred on January 1, 2012. The pro forma information is not necessarily indicative of the results of operations, which actually would have occurred had the acquisition been consummated on that date, nor does it purport to represent the results of operations for future periods. For the purposes of the pro forma information, the Company has assumed that net income includes additional amortization of intangible assets related to the acquisition of $1,109 and $707 in 2013 and 2012, respectively, and related tax effects.

	Year ended December 31,
	2013	2012
	Unaudited

Revenues	$28,381	$29,030
Net loss	$(1,240)	$(320)
Basic and diluted loss per share	$(0.11)	$(0.03)

Acquisition in 2011:

On September 19, 2011, the Company completed the acquisition of 100% of the shares of RepliWeb Inc. ("RepliWeb"), a U.S.-based provider of enterprise file replication and managed file transfer technologies, for a total consideration of $11,129. The total consideration included a milestone-based contingent cash payment of up to $2,000 payable in April 2013. Total assets acquired and liabilities assumed was $2,267, of which $6,941 was allocated to goodwill, $3,201 was allocated to identifiable intangible assets, and $1,280 to deferred tax liability.

In April 2013, the Company paid the contingent payment to RepliWeb's former shareholders in the amount of $2,000.